Major Restructuring Costs - Summary of Analysis of Costs Charged to Operating Profit From Continuing Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major Restructuring Costs [abstract]
Increase in provision for Major restructuring programmes	£ 138	£ 321	£ 606
Amount of provision reversed unused	(111)	(140)	(71)
Impairment losses recognised	122	14	347
Other non-cash charges/(credit)	(7)	25	62
Other cash costs	179	204	234
Cost charged to operating profit	£ 321	£ 424	£ 1,178